Intangible assets, net - Amortization expenses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Estimated amortization expenses
Amortization expense	¥ 4,110	$ 645	¥ 4,134
Longye
Estimated amortization expenses
2022	4,100
2023	3,000
2024	3,000
2025	3,000
2026	3,000
Amortization expense	¥ 4,100		¥ 4,100	¥ 0